Segment information - Customer concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Revenue from Product Services	$ 2,566,394	$ 2,600,944	$ 1,722,820
Product Services
Segment information
Revenue from Product Services	2,566,394	2,600,944	1,722,820
Top customer | Product Services
Segment information
Revenue from Product Services	$ 281,000	$ 347,000	$ 306,000